Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Other Current Assets
Other current assets consist of the following:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR

Advance payments to Carl Zeiss SMT GmbH	111.3	231.1
Prepaid expenses	198.4	299.6
Derivative financial instruments	50.5	42.2
VAT	67.3	116.0
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5.4	—
Other assets	77.6	83.7
Other current assets	510.5	772.6

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.	For further details on the loan granted to the lessor in respect of the Veldhoven headquarters see Note 13 Property, plant and equipment.

Other Non-Current Assets
Other non-current assets consist of the following:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR

Advance payments to Carl Zeiss SMT GmbH	331.5	533.4
Derivative financial instruments	65.2	59.7
Compensation plan assets [2]	41.2	43.1
Prepaid expenses	140.4	4.6
Non-current accounts receivable	105.5	150.7
Other assets	24.4	14.6
Other non-current assets	708.2	806.1

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.	For further details on compensation plan assets see Note 19 Employee benefits.